SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income	$ 16,244	$ 15,954	$ 15,180	$ 16,303	$ 16,672	$ 16,762	$ 16,765	$ 16,600	$ 63,681	$ 66,799	$ 67,346
Net realized investment gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Equity in earnings of unconsolidated investees									6,497	7,101	5,052
Interest expense on debt									(6,050)	(6,050)	(6,050)
Loss before income taxes	40,128	34,907	67,730	40,821	50,881	41,433	51,081	36,272	183,586	179,667	130,262
Income tax benefit									56,988	51,470	37,831
Net earnings	29,931	23,969	44,992	27,706	40,528	28,244	34,248	25,177	126,598	128,197	92,431
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									32,230	33,552	53,995
Less: reclassification adjustment for losses (gains) included in net earnings									(10,897)	(14,971)	8,286
Other comprehensive earnings (OCI)									21,333	18,581	62,281
Comprehensive earnings									147,931	146,778	154,712
PARENT COMPANY
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income									1,179	675	906
Net realized investment gains (losses)									42	(13)	166
Equity in earnings of unconsolidated investees									6,497	7,101	5,052
Selling, general and administrative expenses									(7,766)	(7,998)	(7,941)
Interest expense on debt									(6,050)	(6,050)	(6,050)
Loss before income taxes									(6,098)	(6,285)	(7,867)
Income tax benefit									(4,949)	(8,754)	(3,590)
Net earnings (loss) before equity in net earnings of subsidiaries									(1,149)	2,469	(4,277)
Equity in net earnings of subsidiaries									127,747	125,728	96,708
Net earnings									126,598	128,197	92,431
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									277	(530)	(70)
Less: reclassification adjustment for losses (gains) included in net earnings									(27)	8	(108)
Other comprehensive income (loss) - parent only									250	(522)	(178)
Equity in other comprehensive earnings of subsidiaries/investees									21,083	19,103	62,459
Other comprehensive earnings (OCI)									21,333	18,581	62,281
Comprehensive earnings									$ 147,931	$ 146,778	$ 154,712